Leases (Details)		1 Months Ended		3 Months Ended		9 Months Ended
	Feb. 01, 2025 USD ($)	Jan. 31, 2025 USD ($) $ / shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Jun. 01, 2025	Jan. 01, 2025 ft²
Leases [Line Items]
Lease commenced term			63 months					5 years
Initial base rent (in Dollars) | $			$ 7,000
Rent per square foot		$ 7
Rent per month (in Dollars) | $	$ 12,333	$ 9,333		$ 0	$ 3,501	$ 2,334	$ 8,169
Percentage of rent annually increasing		3.00%
Operating expenses of premises not to exceed per square foot		$ 3.25
Maximum [Member]
Leases [Line Items]
Rent per square foot		$ 7.5
Nonrelated Party [Member]
Leases [Line Items]
Area of land (in Square Feet) | ft²									16,000